INCOME TAXES (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Income tax, research credits percentage	25.00%
Valuation allowance decreased and increased during the period
Tax benefit computed at federal statutory rate	21.00%	21.00%
Ensysce Biosciences, Inc [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Valuation allowance decreased and increased during the period	$ 0.2	$ 2.6
Tax benefit computed at federal statutory rate	21.00%	21.00%
Deferred tax assets decreased due to re-measurement	$ 9.8